Accumulated Other Comprehensive Income (Loss) and Non-Controlling Interests - Summary of Non-Controlling Interests (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of year	CAD 0
Acquisition of control in subsidiary and capital transaction	19
Net income (loss)	(1)
Acquisition of interest in subsidiary from non-controlling interests	(18)
Total non-controlling interests, end of year	CAD 0
PVI Sun Life
Disclosure of analysis of other comprehensive income by item [line items]
Percentage of voting equity interests	25.00%